Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Note	2017	2018	2019
Numerator (in RMB millions):
Income attributable to equity shareholders of the Company used in computing basic/diluted earnings per share		1,828	10,197	11,330

Denominator (in millions):
Weighted average number of ordinary shares outstanding used in computing basic/diluted earnings per share	(i)	24,567	30,598	30,598

Basic/Diluted earnings per share (in RMB)		0.07	0.33	0.37

Summary of Weighted Average Number of Ordinary Shares
(i)	Weighted average number of ordinary shares

	2017	2018	2019
	(in millions)	(in millions)	(in millions)
Issued ordinary shares at January 1	23,947	30,598	30,598
Effect of shares issued	620	—	—

Weighted average number of ordinary shares at December 31	24,567	30,598	30,598